SHARE BASED COMPENSATION - Fixed stock options (Details) € in Thousands		12 Months Ended
	Sep. 05, 2022 Y $ / shares	Dec. 31, 2024 EUR (€) Y Options shares	Dec. 31, 2024 EUR (€) $ / shares	Dec. 31, 2023 EUR (€) Y Options shares	Dec. 31, 2023 EUR (€) $ / shares
SHARE BASED COMPENSATION
Expected dividend yield (%)	0.00%
Share price (CAD) | $ / shares	$ 6.188				$ 6.78
Issuance of share capital upon exercise of stock options | €		€ 364		€ 440
Cash proceeds upon exercise of fixed stock options | €		€ 364		€ 440
Minimum
SHARE BASED COMPENSATION
Expected share price volatility (%)	65.32%
Risk-free interest rate (%)	3.60%	5.17%		5.10%
Expected life of options (years) | Y	0.42	0		0.08
Share price (CAD) | $ / shares			$ 6.91
Maximum
SHARE BASED COMPENSATION
Expected share price volatility (%)	75.54%
Risk-free interest rate (%)	3.70%	5.54%		5.59%
Expected life of options (years) | Y	2	0.56		0.58
Share price (CAD) | $ / shares			8.75
FSOs
SHARE BASED COMPENSATION
Share-based compensation charge | €		€ 308		€ 583
Granted (in shares) | Options		185,000		108,477
Granted (in CAD per share) | $ / shares			$ 6.47		$ 7.54
Fair value of options granted | €		€ 393	$ 393	€ 322	$ 322
Expected dividend yield (%)		0.00%		0.00%
Forfeiture rate (%)		0		0
Issuance of share capital upon exercise of stock options (in shares) | shares		156,107		124,000
Issuance of share capital upon exercise of stock options | €		€ 243		€ 368
Cash proceeds upon exercise of fixed stock options | €		€ 364		€ 440
FSOs | Minimum
SHARE BASED COMPENSATION
Expected share price volatility (%)		64.10%		64.30%
Risk-free interest rate (%)		4.10%		2.90%
Expected life of options (years) | Y		5		5
Share price (CAD) | $ / shares			$ 4.61		$ 7.55
FSOs | Maximum
SHARE BASED COMPENSATION
Expected share price volatility (%)		64.30%		64.50%
Risk-free interest rate (%)		4.30%		4.40%
Share price (CAD) | $ / shares			$ 7.93		$ 7.56